Non-Controlling Interest in Consolidated Subsidiaries - AOCI (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Accumulated other comprehensive loss	$ (1,091)		$ (19,651)	$ (9,573)
Non-controlling interest
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Exchange differences on translation foreign operation			(11,317)	(10,647)
Remeasurements of the net defined benefits liability			(1,039)	(813)
Valuation of the effective portion of derivative financial instruments			(1,590)	544
Accumulated other comprehensive loss			$ (13,946)	$ (10,916)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4